Share-based payments - Fair value of equity instruments granted (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2026 GBP (£) plan	Jun. 30, 2025 GBP (£)
Share-based payments
Number of employee option plans | plan	2
Total Expense Recognised	£ 1,715	£ 1,548
Expense from share-based payment transactions with parties other than employees	1,628
2021 Incentive Plan
Share-based payments
Total Expense Recognised	1,710	1,548
2021 Incentive Plan | Non-executive director
Share-based payments
Total credit recognized	807	(1,594)
EMI Scheme
Share-based payments
Total Expense Recognised	£ 5	£ 65